Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 389,954		$ 317,222		$ 583,478
Level 3 assets, Total gains (losses) included in net income	151	[1]	21,394	[2]	21,733	[3]
Level 3 assets, Total gains (losses) included in OCI	(6,551)		17,974		23,227
Level 3 assets, Transfers into Level 3	9,663		71,205		16,260
Level 3 assets, Transfers out of Level 3	(4,160)		(2,730)		(258,430)
Level 3 liabilities, Balance at beginning of period	(17,877)		(21,854)		(17,544)
Level 3 liabilities, Total gains (losses) included in net income	8,680	[1]	3,977	[2]	(4,310)	[3]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Transfers into Level 3
Level 3 liabilities, Transfers out of Level 3
Level 3 assets, Purchases	7,249		21,500		41,844
Level 3 assets, Sales	(25,682)		(22,929)		(92,981)
Level 3 assets, Issues
Level 3 assets, Settlements	(6,180)		(33,682)		(17,909)
Level 3 assets, Balance at end of period	364,444		389,954		317,222
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues
Level 3 liabilities, Settlements
Level 3 liabilities, Balance at end of period	(9,197)		(17,877)		(21,854)
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	67,672		50,422		103,369
Level 3 assets, Total gains (losses) included in net income	(1,960)	[1]	50	[2]	43	[3]
Level 3 assets, Total gains (losses) included in OCI	2,614		3,082		1,054
Level 3 assets, Transfers into Level 3			18,576		5,378
Level 3 assets, Transfers out of Level 3					(7,892)
Level 3 assets, Sales	(15,067)		(2,251)		(49,623)
Level 3 assets, Issues
Level 3 assets, Settlements	(1,944)		(2,207)		(1,907)
Level 3 assets, Balance at end of period	51,315		67,672		50,422
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	260,351		223,643		225,207
Level 3 assets, Total gains (losses) included in net income	8,509	[1]	3,854	[2]	8,719	[3]
Level 3 assets, Total gains (losses) included in OCI	(8,214)		11,224		4,191
Level 3 assets, Transfers into Level 3	9,663		52,629		10,882
Level 3 assets, Transfers out of Level 3	(4,160)				(37,097)
Level 3 assets, Purchases	6,910		18,029		24,978
Level 3 assets, Sales	(10,615)		(18,812)		(11,680)
Level 3 assets, Issues
Level 3 assets, Settlements	(3,016)		(30,216)		(1,557)
Level 3 assets, Balance at end of period	259,428		260,351		223,643
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period			2,730		80,063
Level 3 assets, Total gains (losses) included in net income					(1,066)	[3]
Level 3 assets, Total gains (losses) included in OCI					1,743
Level 3 assets, Transfers out of Level 3			(2,730)		(56,510)
Level 3 assets, Sales					(8,582)
Level 3 assets, Issues
Level 3 assets, Settlements					(12,918)
Level 3 assets, Balance at end of period					2,730
Asset-backed securities ("ABS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	26,970		26,425		40,851
Level 3 assets, Total gains (losses) included in net income					149	[3]
Level 3 assets, Total gains (losses) included in OCI	(951)		3,668		252
Level 3 assets, Transfers out of Level 3					(23,013)
Level 3 assets, Purchases					14,999
Level 3 assets, Sales			(1,866)		(3,856)
Level 3 assets, Issues
Level 3 assets, Settlements	(1,220)		(1,257)		(2,957)
Level 3 assets, Balance at end of period	24,799		26,970		26,425
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	354,993		303,220		591,359
Level 3 assets, Total gains (losses) included in net income	6,549	[1]	3,904	[2]	3,147	[3]
Level 3 assets, Total gains (losses) included in OCI	(6,551)		17,974		23,227
Level 3 assets, Transfers into Level 3	9,663		71,205		16,260
Level 3 assets, Transfers out of Level 3	(4,160)		(2,730)		(258,430)
Level 3 assets, Purchases	6,910		18,029		39,977
Level 3 assets, Sales	(25,682)		(22,929)		(92,981)
Level 3 assets, Issues
Level 3 assets, Settlements	(6,180)		(33,680)		(19,339)
Level 3 assets, Balance at end of period	335,542		354,993		303,220
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	306		(2,867)	[3]	(3,011)
Level 3 assets, Total gains (losses) included in net income	431	[1]	(296)	[2]	(3,153)	[3]
Level 3 assets, Purchases	339		3,471		1,867
Level 3 assets, Issues
Level 3 assets, Settlements			(2)		1,430
Level 3 assets, Balance at end of period	1,076		306		(2,867)	[3]
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	34,655		16,869		(4,870)
Level 3 assets, Total gains (losses) included in net income	(6,829)	[1]	17,786	[2]	21,739	[3]
Level 3 assets, Issues
Level 3 assets, Balance at end of period	27,826		34,655		16,869
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period					141,869
Level 3 assets, Total gains (losses) included in net income					(4,698)	[3]
Level 3 assets, Total gains (losses) included in OCI					15,987
Level 3 assets, Transfers out of Level 3					(133,918)
Level 3 assets, Sales					(19,240)
Level 3 assets, Issues
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(17,877)		(21,854)		(17,544)
Level 3 liabilities, Total gains (losses) included in net income	8,680	[1]	3,977	[2]	(4,310)	[3]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Transfers into Level 3
Level 3 liabilities, Transfers out of Level 3
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues
Level 3 liabilities, Settlements
Level 3 liabilities, Balance at end of period	$ (9,197)		$ (17,877)		$ (21,854)

[1]	The effect to net income totals $8.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(6.6) million in realized capital gains and losses, $6.7 million in net investment income, $(297) thousand in interest credited to contractholder funds and $9.0 million in contract benefits.
[2]	The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.
[3]	The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.